RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 15    RELATED PARTY BALANCES AND TRANSACTIONS

Due to related parties

The balance due to related parties was as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Mountain Share Transfer, LLC (1)	7,681	7,681
Estate of Mr. Yin-Chieh Cheng (2)	19,435	19,435
Feng-Hua Chen (3)	946	–
Total	28,062	27,116

Sales

Note:

(1)	Mountain Share Transfer, LLC is company 100% controlled by Erik S. Nelson, a stockholder of the Company. The balances represented the amount paid on behalf of the Company for its daily operation purpose.
(2)	The amount due to Mr. Yin-Chieh Cheng relates to a prior arrangement. Mr. Yin-Chieh Cheng was vacant as of July 8, 2023, and the Company is evaluating settlement with the estate.
(3)	Feng-Hua Chen is the Chief Operating Officer of the company, the balances represented the amount paid on behalf of the Company for its daily-operation purpose.

As of June 30, 2025, the Company had outstanding balances with related parties that are non-trade in nature, unsecured, non-interest bearing, and repayable on demand. These balances arose in the ordinary course of operations.

During the period, the Company received a financial communication from the estate of the former Chief Executive Officer and Chair of the Board, Lu Min-Huay Cheng, which is considered a related party due to the former executive’s prior leadership position and significant ownership interest. The nature of the transaction involves the repayment of loans, debt, and other liabilities owed to the estate. While the agreement does not specify individual dollar amounts, the Company has agreed to settle these obligations over a 12-month period beginning January 25, 2025. As of the reporting date, management continues to evaluate the terms and monitor the settlement process.